Segmental analysis - Profit from operations by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Profit from operations	£ 5,069	£ 4,258
Net finance costs	(969)	(305)
Associates and joint ventures	1,474	1,647
Profit/(loss) before taxation	5,574	5,600
Taxation	(1,009)	(1,041)
Profit/(loss) for the period	4,565	4,559
Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,069	4,258
Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	325	1,306
Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,394	5,564
Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	205
Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,599
Net finance costs	(885)	(821)
Associates and joint ventures	245
Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	(164)
As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	5,435
Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		(232)
As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		5,332
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	2,255	1,775
U.S. | Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	808	1,278
U.S. | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	3,063	3,053
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	87
U.S. | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	3,150
U.S. | Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	0
U.S. | As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	3,150
U.S. | Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		0
U.S. | As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,053
AME | Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,969	1,473
AME | Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	(495)	14
AME | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,474	1,487
AME | Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	76
AME | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,550
AME | Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	(164)
AME | As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	1,386
AME | Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		(232)
AME | As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,255
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Profit from operations	845	1,010
APMEA | Adj items
Disclosure Of Operating Segments [Line Items]
Profit from operations	12	14
APMEA | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from operations	857	1,024
APMEA | Exchange
Disclosure Of Operating Segments [Line Items]
Profit from operations	42
APMEA | Adjusted at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	899
APMEA | Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	0
APMEA | As adj. for Canada at CC
Disclosure Of Operating Segments [Line Items]
Profit from operations	£ 899
APMEA | Adj for Canada3
Disclosure Of Operating Segments [Line Items]
Profit from operations		0
APMEA | As adjusted for Canada
Disclosure Of Operating Segments [Line Items]
Profit from operations		£ 1,024